Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2013-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 10-26-2013	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				11/18/2013
2	Payment Date				11/20/2013
3	Collection Period			9/29/2013	10/26/2013	28
4	Monthly Interest Period - Actual/360			10/21/2013	11/19/2013	30
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	271,000,000.00	—	—	—	—
7	Class A-2 Notes	424,000,000.00	422,401,430.21	30,770,976.14	391,630,454.07	0.9236567
8	Class A-3 Notes	415,000,000.00	415,000,000.00	—	415,000,000.00	1.0000000
9	Class A-4 Notes	140,000,000.00	140,000,000.00	—	140,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$977,401,430.21	$30,770,976.14	$946,630,454.07

11	Overcollateralization	38,659,894.24	38,659,894.24		38,659,894.24

12	Adjusted Pool Balance	$1,288,659,894.24	$1,016,061,324.45	$30,770,976.14	$985,290,348.31

13	YSOC	32,710,850.73	24,451,146.80		23,501,712.58

14	Net Pool Balance	$1,321,370,744.97	$1,040,512,471.25	$30,770,976.14	$1,008,792,060.89

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.37000%	130,240.44	0.3071709	30,901,216.58	72.8802278
17	Class A-3 Notes	0.56000%	193,666.67	0.4666667	193,666.67	0.4666667
18	Class A-4 Notes	0.78000%	91,000.00	0.6500000	91,000.00	0.6500000

	Total Securities		414,907.11		31,185,883.25

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					20,214,015.80
20	Scheduled Interest Payments Received					1,982,965.26
21	Prepayments of Principal Received					154,131.50
22	Liquidation Proceeds					10,876,583.58
23	Recoveries Received					147,307.17
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					33,375,003.31

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					191.13

28	Total Available Funds, prior to Servicer Advances					33,375,194.44

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					33,375,194.44

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					33,375,194.44

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					867,093.73
35	Class A Noteholder Interest (Item 50)					414,907.11
36	Principal Distribution Amount (Item 75)					30,770,976.14
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,322,217.47

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	867,093.73	—	867,093.73

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	130,240.44	—	130,240.44
44	Class A-3 Interest	193,666.67	—	193,666.67
45	Class A-4 Interest	91,000.00	—	91,000.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	414,907.11	—	414,907.11

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			1,016,061,324.45
52	Beginning Net Pool Balance		1,040,512,471.25
53	Receipts of Scheduled Principal		(20,214,015.80)
54	Receipts of Prepaid Principal		(154,131.50)
55	Liquidation Proceeds		(10,876,583.58)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(475,679.48)

59	Ending Net Pool Balance		1,008,792,060.89
60	Yield Supplement Overcollateralization Amount		23,501,712.58

61	Adjusted Pool Balance		985,290,348.31
62	Less: Adjusted Pool Balance - End of Collection Period			985,290,348.31

63	Calculated Principal Distribution Amount			30,770,976.14

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			33,375,194.44
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			867,093.73
67	Less: Interest Paid to Noteholders (Item 35)			414,907.11
68	Less: Calculated Principal Distribution (Item 63)			30,770,976.14

69	Equals: Remaining Available Funds before Servicer Advance			1,322,217.47
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,322,217.47
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			30,770,976.14

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.47, and (b) the aggregate note balance)			6,443,299.47
81	Initial Reserve Account Balance			1,288,659.89
82	Beginning Reserve Account Balance			6,443,299.47
83	Plus: Net Investment Income for the Collection Period			191.13

84	Subtotal: Reserve Fund Available for Distribution			6,443,490.60
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,490.60
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			191.13

89	Equals: Ending Reserve Account Balance			6,443,299.47

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,321,370,745	1,008,792,061
92	Number of Current Contracts		54,217	49,154
93	Weighted Average Loan Rate		2.54%	2.47%
94	Average Remaining Term		57.6	49.3
95	Average Original Term		63.8	64.1
96	Monthly Prepayment Rate			0.98%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		21	475,679.48
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			147,307.17

100	Net Principal Losses for Current Collection Period		21	328,372.31

101	Beginning Net Principal Losses		85	1,564,343.59
102	Net Principal Losses for Current Collection Period		21	328,372.31

103	Cumulative Net Principal Losses		106	1,892,715.90

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,321,370,744.97)			0.14%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	99.58%	48,977	1,004,510,562.13
106	31 - 60 Days Delinquent	0.37%	157	3,693,285.69
107	61 - 90 Days Delinquent	0.06%	20	588,213.07

108	Total	100.00%	49,154	1,008,792,060.89

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	November 18, 2013